OTHER EXPENSE (INCOME) - Other Expense (Income) (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 28, 2019	Dec. 31, 2019	Dec. 31, 2018
Other Operating Expenses [Abstract]
Litigation		$ 26	$ 68
Write-offs		3	51
Bulyanhulu reduced operations program costs		24	29
Bank charges		16	22
Insurance payment to Porgera JV		0	13
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		18
Tanzania - other		11	11
Other		28	28
Total other expense		126	222
Other Income:
(Gain) loss on sale of long-lived assets		(441)	(68)
Adjustments for fair value losses (gains)		(1,886)	0
Gain on remeasurement of silver sale liability		(628)	0
Lumwana tax settlement gain		(216)	0
Income from fines and penalties		(18)	0
Insurance proceeds related to Kalgoorlie		0	(24)
Interest income		(20)	(22)
Other		(17)	(18)
Total other income		(3,226)	(132)
Total		(3,100)	90
Western Australia Stamp Duty [Member]
Other Operating Expenses [Abstract]
Write-offs			43
Acacia Mining PLC
Other Operating Expenses [Abstract]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			0
Other Income:
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation			$ 45
KCGM
Other Income:
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	$ 408	$ 408